Supplemental Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		$ 2,516,000,000		$ 2,701,000,000
Total current assets	1,042,000,000	3,971,000,000		4,055,000,000
Accounts receivable from secured borrowings		142,000,000
Proceed from sale of accounts receivable due to the receivables facility lender in the event of liquidation	140,000,000	200,000,000		250,000,000
Intercompany non-cash adjustment for push-down of income tax balances	1,500,000,000
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		790,000,000		797,000,000
Total current assets	1,146,000,000	2,070,000,000		2,164,000,000
Non-Guarantor Subsidiaries | SpinCo
Condensed Financial Statements Captions [Line Items]
Investment in subsidiaries		91,000,000
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		1,719,000,000	[1],[2]	1,896,000,000
Total current assets	3,160,000,000	5,239,000,000	[2]	4,806,000,000
Investment in subsidiaries	1,570,000,000	2,081,000,000	[2]	2,101,000,000
Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Assets of discontinued operations		1,810,000,000
Total current assets		5,330,000,000
Investment in subsidiaries		$ 1,990,000,000

[1]	Included in Assets of discontinued operations is $91 million of Availability Services' investment in its non-guarantor subsidiaries. Also included is $142 million of accounts receivable that secured borrowings under the secured accounts receivable facility.
[2]	The Supplemental Condensed Consolidating Balance Sheet for the Guarantor Subsidiaries for December 31, 2013 has been revised to present investment in subsidiaries related to discontinued operations within the investment in subsidiary caption. The portion of the Guarantor's investment in subsidiary which related to discontinued operations had previously been presented separately in the assets of discontinued operations caption. While these revisions have no impact on the previously reported total assets of the Guarantor Subsidiaries, they resulted in the following changes to previously reported amounts. For the Guarantor Subsidiaries, assets of discontinued operations changed from $1,810 million to $1,719 million; total current assets changed from $5,330 million to $5,239 million; and investment in subsidiaries changed from $1,990 million to $2,081 million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.